Accrued Expenses and Other Current Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accrued Liabilities, Current [Abstract]
Deposits from advertising agencies and customers	¥ 9,775	¥ 10,354
Accrued professional fees	6,108	3,003
Advertising and promotion expenses payables and accruals	76	217
General operating expenses payables and accruals	30,315	37,910
Deposits from potential house buyers	6,889	7,577
Others	12,545	12,595
Total	¥ 65,708	¥ 71,656